ALPS Series Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

January 31, 2014

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC  20549

Re:  ALPS Series Trust (the “Trust”) (File Nos. 333-183945 and 811-22747), on behalf of the Cognios Market Neutral Large Cap Fund and GKE Asian Opportunities Fund, two series of the Trust

Dear Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectuses and Statements of Additional Information with respect to the Trust effective January 28, 2014, do not differ from those filed electronically in the Post-Effective Amendment No. 14 on January 28, 2014.

Sincerely,

/s/ JoEllen L. Legg

JoEllen L. Legg

Secretary